Taxes (Schedule of income tax provision) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 31, 2015	Jan. 31, 2014	Jan. 31, 2013
Taxes [Abstract]
U.S. federal	$ 6,165	$ 6,377	$ 5,611
U.S. state and local	810	719	622
International	1,529	1,523	1,743
Total current tax provision	8,504	8,619	7,976
U.S. federal	(387)	(72)	38
U.S. state and local	(55)	37	(8)
International	(77)	(479)	(48)
Total deferred tax expense (benefit)	(519)	(514)	(18)
Total provision for income taxes	$ 7,985	$ 8,105	$ 7,958